Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment

(8) Property, plant and equipment

-Accounting principles-

Owned Assets

Property, plant and equipment, including leasehold improvements are recorded in the Statement of Financial Position at their acquisition price, net of accumulated depreciation and impairment losses.

The costs of property, plant and equipment comprise all directly attributable costs.

After initial measurement, property, plant and equipment is carried at cost less accumulated depreciation and impairment, except for land which is carried at cost less impairment.

Depreciation is calculated using the straight-line method over the estimated useful life of the asset, which the Group reviews at each balance sheet date. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless leading to an extension of the original lifetime or capacity. Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the asset.

Subsequent costs are not recognized as assets unless it is probable that future economic benefits associated with those costs will flow to the Group and those costs can be measured reliably. Borrowing costs attributable to the financing of items of property, plant and equipment, and incurred during the construction period, are capitalized as part of the acquisition cost of the item. Government grants relating to property, plant and equipment are deducted from the acquisition cost of the asset to which they relate.

The straight-line depreciation is based on the following useful lives of the asset:

Buildings	15 to 33 years
Technical equipment and machinery	3 to 15 years
Office furniture and equipment	3 to 10 years

The costs included in property, plant and equipment related to assets under construction are not depreciated until the assets are placed into service by the Group. Upon sale or retirement, the costs and the related accumulated depreciation are removed from the respective accounts and any gain or loss is included in other operating income and expenses.

Leases

The Group leases various offices, laboratories equipment and cars. The Group determines whether an arrangement constitutes or contains a lease at inception, which is based on the substance of the arrangement. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group.

The right-of use asset is depreciated over the shorter of the asset’s useful life or the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments) less any lease incentives receivable;
●	variable lease payments that are based on an index or a rate;
●	amounts expected to be payable by the lessee under residual value guarantees;
●	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option;
●	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the Group´s incremental borrowing rate at the lease commencement date is used, which is based on an assessment of interest rates, the Group would have to pay to borrow funds in the relevant country, including the consideration of factors such as the nature of the asset, its location, as well as the duration of the lease.

After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability;
●	any lease payments made at or before the commencement date less any lease incentives received;
●	any initial direct costs;
●	restoration costs.

The right-of-use assets are subsequently accounted for using principles for property, plant and equipment.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. The Group defines short-term leases as leases with a lease term of 12 months or less. Low-value assets comprise IT-equipment and small items of office furniture considered to be of low value (i.e., less than € 5,000).

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group applies judgement in evaluating whether it is reasonably certain to exercise the option to renew. That is, it considers all relevant factors that create an economic incentive for it to exercise the renewal.

-Property Plant and Equipment-

The development of property, plant and equipment as well as the development of the right-of-use assets in 2023 and 2022 are shown in the following tables.

	Buildings and leasehold		Plant, machinery		Furniture		Assets under
	improvements		and equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	240,328	222,734	285,248	4,688	50,114	1,317	116,381	692,071	228,739
Accumulated depreciation and impairment	42,680	55,779	136,405	3,902	31,110	733	—	210,195	60,414
Balance as of January 1, 2023	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325
Recognition of right-of-use asset	—	32,663	—	533	—	706	—	—	33,902
Acquisition through business combination	—	—	—	—	—	—	—	—	—
Capital expenditure/Additions	17,905	—	42,863	—	12,087	—	145,733	218,589	—
Disposals	521	3,963	99	100	92	11	—	712	4,074
Depreciation	17,509	19,998	36,478	684	10,972	393	—	64,959	21,075
Impairment	—	—	—	—	—	—	—	—	—
Reclassification	20,018	(1,014)	14,384	1,029	408	100	(34,925)	(115)	115
Translation differences and other	(2,570)	(180)	(948)	—	(69)	2	(1,544)	(5,130)	(178)
Total	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017
Cost	274,335	249,853	339,277	4,251	61,763	1,749	225,645	901,020	255,853
Accumulated depreciation and impairment	59,365	75,390	170,713	2,686	41,397	760	—	271,474	78,836
Balance as of December 31, 2023	214,971	174,463	168,565	1,565	20,365	989	225,645	629,546	177,017

	Buildings and leasehold		Plant, machinery and		Furniture		Assets under
	improvements		equipment		and fixtures		construction	Total
in k€	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Right-of-Use	Owned	Owned	Right-of-Use
Cost	200,865	177,602	219,534	8,077	38,661	997	40,350	499,410	186,676
Accumulated depreciation and impairment	27,657	35,722	108,517	5,384	23,677	532	—	159,851	41,638
Balance as of January 1, 2022	173,208	141,880	111,017	2,693	14,984	465	40,350	339,559	145,038
Recognition of right-of-use asset	—	38,393	—	306	—	—	—	—	38,699
Acquisition through business combination	2,594	3,940	3,309	—	(231)	338	94	5,766	4,278
Capital expenditure/Additions	23,280	—	59,305	—	11,663	—	95,618	189,866	—
Disposals	3,529	—	1,538	—	12	—	862	5,941	—
Depreciation	15,271	17,855	29,915	575	8,832	229	—	54,018	18,659
Impairment	—	—	—	—	—	—	—	—	—
Reclassification	13,009	1,524	5,345	(1,512)	1,326	10	(19,702)	(22)	22
Translation differences and other	4,357	(927)	1,320	(126)	106	—	883	6,666	(1,053)
Total	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325
Cost	240,328	222,734	285,248	4,688	50,114	1,317	116,381	692,071	228,739
Accumulated depreciation and impairment	42,680	55,779	136,405	3,902	31,110	733	—	210,195	60,414
Balance as of December 31, 2022	197,648	166,955	148,843	786	19,004	584	116,381	481,876	168,325

The net increase in the net book value of property, plant, and equipment of € 156,363k (December 31, 2022: € 165,604k) is mainly attributed to new buildings technical equipment, and construction in progress. This is due to the continued construction of the J.POD facility in Toulouse, France (increase of € 107,299k).